Material accounting policies information and estimates	6 Months Ended
Jun. 30, 2026
Material accounting policies information [Line Items]
Material accounting policies information and estimates
2 Material accounting policies information and estimates
2.1 Basis of presentation
The condensed consolidated interim financial statements as at, and for the six-month
period ended, June 30, 2026 (‘first half year 2026’ or ‘1H 2026’), have been prepared in accordance with IAS 34 ‘Interim Financial Reporting’, as issued by International Accounting Standards Board (hereafter ‘IFRS’). They do not include all of the information required for a full set of financial statements prepared in accordance with IFRS and should therefore be read together with the 2025 consolidated financial statements of Aegon Ltd. as included in the Annual Report on Form
20-F
2025 (Annual Report 2025), which is available on its website
www.aegon.com
.
Certain income statement related amounts in prior period have been reclassified due to the discontinued operations presentation for Aegon UK. These reclassifications had no effect on net income or shareholders’ equity.
The condensed consolidated interim financial statements are presented in euros (EUR) and all values are rounded to the nearest million unless otherwise stated. The consequence is that the rounded amounts may not add up to the rounded total in all cases.
2.2 New accounting policies
The accounting policies and methods of computation applied in the condensed consolidated interim financial statements are the same as those applied in the 2025 consolidated financial statements, except for the following IFRS standards and amendments that became effective for Aegon from January 1, 2026:

•	Annual Improvements Volume 11 (issued on July 18, 2024)
•	Amendments to IFRS 9 and IFRS 7: Classification and Measurement of Financial Instruments (issued on May 30, 2024)
•	Amendments to IFRS 9 and IFRS 7: Contracts Referencing Nature-dependent Electricity (issued on December 18, 2024)
These amendments did not have a material impact on the financial statements of Aegon.

2.3 Judgements and critical accounting estimates
In preparing these consolidated financial statements, Aegon has made judgements, estimates and assumptions that affect the application of the Group’s accounting policies and the reported amount of assets, liabilities, income, and expenses. Actual outcomes may differ from these estimates.
Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are the fair value of certain investments and derivatives (please refer to note
10 Fair value
), the measurement of (re)insurance contracts and investment contracts with discretionary participation features, furthermore non-financial
assumptions (please refer to note
12 (Re)Insurance contracts and investment contracts with discretionary participation features
), and the measurement of the expected credit loss (or “ECL”) allowance and economic variable assumptions (please refer to note
15 Financial risks
).
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively.